Pension and post-retirement benefits (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Income statement charge

Amounts recognised

The following tables include amounts recognised in the income statement and an analysis of benefit obligations and scheme assets for all Group defined benefit schemes. The net position is reconciled to the assets and liabilities recognised on the balance sheet. The tables include funded and unfunded post-retirement benefits.

Income statement charge
	2020	2019	2018
	£m	£m	£m
Current service cost	243	231	243
Net finance cost	(40)	(48)	(24)
Past service cost	(4)	-	134
Other movements	1	2	5
Total	200	185	358

Balance sheet reconciliation
Balance sheet reconciliation
	2020		2019
	Total	Of which relates to UKRF	Total	Of which relates to UKRF
	£m	£m	£m	£m
Benefit obligation at beginning of the year	(30,333)	(29,304)	(28,269)	(27,301)
Current service cost	(243)	(217)	(231)	(210)
Interest costs on scheme liabilities	(573)	(549)	(747)	(718)
Past service cost	4	-	-	-
Remeasurement (loss)/gain – financial	(3,439)	(3,358)	(3,087)	(2,964)
Remeasurement (loss)/gain – demographic	(281)	(286)	223	214
Remeasurement (loss)/gain – experience	244	237	277	266
Employee contributions	(5)	(1)	(5)	(1)
Benefits paid	1,406	1,370	1,459	1,410
Exchange and other movements	30	-	47	-
Benefit obligation at end of the year	(33,190)	(32,108)	(30,333)	(29,304)
Fair value of scheme assets at beginning of the year	32,093	31,362	29,722	29,036
Interest income on scheme assets	613	595	795	774
Employer contribution	265	248	755	731
Remeasurement – return on scheme assets greater than discount rate	3,411	3,328	2,312	2,230
Employee contributions	5	1	5	1
Benefits paid	(1,406)	(1,370)	(1,459)	(1,410)
Exchange and other movements	(268)	(249)	(37)	-
Fair value of scheme assets at end of the year	34,713	33,915	32,093	31,362
Net surplus	1,523	1,807	1,760	2,058
Retirement benefit assets	1,814	1,807	2,108	2,058
Retirement benefit liabilities	(291)	-	(348)	-
Net retirement benefit assets	1,523	1,807	1,760	2,058

Analysis of scheme assets

The value of the assets of the schemes and their percentage in relation to total scheme assets were as follows:

Analysis of scheme assets
	Total				Of which relates to UKRF
	Quoted[a]£m	Unquoted[a]£m	Value£m	% of total fair value of scheme assets%	Quoted[a]£m	Unquoted[a]£m	Value£m	% of total fair value of scheme assets%
As at 31 December 2020
Equities	567	1,498	2,065	5.9	378	1,498	1,876	5.5
Private equities	-	2,233	2,233	6.4	-	2,233	2,233	6.6
Bonds - fixed government	4,205	110	4,315	12.4	3,932	110	4,042	11.9
Bonds - index-linked government	10,706	1,014	11,720	33.8	10,697	1,014	11,711	34.6
Bonds - corporate and other	7,439	1,678	9,117	26.3	7,214	1,678	8,892	26.2
Property	10	1,416	1,426	4.1	-	1,416	1,416	4.2
Infrastructure	-	1,812	1,812	5.2	-	1,812	1,812	5.3
Cash and liquid assets	64	1,830	1,894	5.5	46	1,830	1,876	5.5
Mixed investment funds	9	-	9	-	-	-	-	-
Other	14	108	122	0.4	-	57	57	0.2
Fair value of scheme assets	23,014	11,699	34,713	100.0	22,267	11,648	33,915	100.0

As at 31 December 2019[b]
Equities	942	1,568	2,510	7.8	768	1,568	2,336	7.4
Private equities	-	2,083	2,083	6.5	-	2,083	2,083	6.6
Bonds - fixed government	3,574	300	3,874	12.1	3,303	299	3,602	11.5
Bonds - index-linked government	10,355	681	11,036	34.4	10,345	682	11,027	35.2
Bonds - corporate and other	6,260	2,297	8,557	26.6	6,069	2,295	8,364	26.7
Property	11	1,633	1,644	5.1	-	1,633	1,633	5.2
Infrastructure	-	1,558	1,558	4.9	-	1,558	1,558	5.0
Cash and liquid assets	596	170	766	2.4	576	169	745	2.4
Mixed investment funds	-	-	-	-	-	-	-	-
Other	-	65	65	0.2	-	14	14	-
Fair value of scheme assets	21,738	10,355	32,093	100.0	21,061	10,301	31,362	100.0

Notes

a Valuations on unquoted assets are provided by the underlying managers or qualified independent valuers. Valuations on complex instruments are based on UKRF custodian valuations. All valuations are determined in accordance with relevant industry guidance.

b Analysis of scheme assets for 2019 is restated with a quoted/unquoted split.

Deficit reduction contributions

The deficit reduction contributions agreed with the UKRF Trustee as part of the 30 September 2019 triennial valuation recovery plan are shown in the table below.

Deficit reduction contributions under the 30 September 2019 valuation
Year	£m
Cash paid:
2020	500
Future commitments:
2021	700
2022	294
2023	286
2024 - 2026	-

Defined benefit contributions paid	Defined benefit contributions paid with respect to the UKRF were as follows:
Contributions paid
£m
2020	748
2019	1,231
2018	741

Key UKRF financial assumptions [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Actuarial valuation of the schemes' obligation based on assumptions

Actuarial valuation of the schemes’ obligation is dependent upon a series of assumptions. Below is a summary of the main financial and demographic assumptions adopted for the UKRF.

	2020	2019
Key UKRF financial assumptions	% p.a.	% p.a.
Discount rate	1.29	1.92
Inflation rate (RPI)	2.99	3.02

Assumed life expectancy [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Actuarial valuation of the schemes' obligation based on assumptions

The table below shows how the assumed life expectancy at 60, for members of the UKRF, has varied over the past three years:

Assumed life expectancy	2020	2019	2018
Life expectancy at 60 for current pensioners (years)
– Males	27.2	27.1	27.7
– Females	29.4	29.3	29.4
Life expectancy at 60 for future pensioners currently aged 40 (years)
– Males	29.0	28.9	29.2
– Females	31.2	31.1	31.0

Change in key assumptions [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Actuarial valuation of the schemes' obligation based on assumptions

Sensitivity analysis on actuarial assumptions

The sensitivity analysis has been calculated by valuing the UKRF liabilities using the amended assumptions shown in the table below and keeping the remaining assumptions the same as disclosed in the table above, except in the case of the inflation sensitivity where other assumptions that depend on assumed inflation have also been amended correspondingly. The difference between the recalculated liability figure and that stated in the balance sheet reconciliation table above is the figure shown. The selection of these movements to illustrate the sensitivity of the defined benefit obligation to key assumptions should not be interpreted as Barclays expressing any specific view of the probability of such movements happening.

Change in key assumptions
	2020	2019
	(Decrease)/ Increase in UKRF defined benefit obligation	(Decrease)/ Increase in UKRF defined benefit obligation
	£bn	£bn
Discount rate
0.5% p.a. increase	(2.5)	(2.3)
0.25% p.a. increase	(1.3)	(1.2)
0.25% p.a. decrease	1.4	1.2
0.5% p.a. decrease	2.9	2.6
Assumed RPI
0.5% p.a. increase	1.8	1.5
0.25% p.a. increase	0.9	0.8
0.25% p.a. decrease	(0.9)	(0.7)
0.5% p.a. decrease	(1.8)	(1.4)
Life expectancy at 60
One year increase	1.2	1.0
One year decrease	(1.2)	(1.0)